SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Outstanding warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities	1,052,904		1,052,904
Outstanding warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities	309,115		309,115
Warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities		40,247		40,247
Warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities		5,183		5,183